VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—91.0%
Agency—91.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K058, A1 2.340%, 7/25/26	$ 5,803	$ 5,681
KF79, AL (SOFR30A + 0.584%, Cap N/A, Floor 0.470%) 5.931%, 5/25/30(1)	12,187	12,198
KG09, AS (SOFR30A + 0.560%, Cap N/A, Floor 0.560%) 5.907%, 8/25/29(1)	10,000	10,002
KIR1, A1 2.446%, 3/25/26	1,446	1,421
KPLB, A 2.770%, 5/25/25	3,859	3,807
KS07, A2 2.735%, 9/25/25	2,000	1,964
KW01, A2 2.853%, 1/25/26	2,040	2,004
Federal Home Loan Mortgage Corp. REMIC
2980, FJ (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 5.757%, 11/15/34(1)	4,677	4,636
3820, FA (SOFR30A + 0.464%, Cap 7.000%, Floor 0.350%) 5.807%, 3/15/41(1)	3,263	3,241
4203, PF (SOFR30A + 0.364%, Cap 6.500%, Floor 0.250%) 5.707%, 9/15/42(1)	4,057	4,012
4794, WF (SOFR30A + 0.464%) 5.816%, 3/15/43(1)	5,207	5,215
4838, VA 4.000%, 3/15/36	1,000	995
5251, FG (SOFR30A + 0.450%, Cap 6.500%, Floor 0.450%) 5.730%, 8/25/52(1)	7,580	7,500
Federal Home Loan Mortgage Corporation
Pool #1Q1195 (RFUCCT1Y + 1.592%, Cap 10.127%, Floor 1.592%) 6.695%, 5/1/37(1)	1,455	1,503
Pool #1Q1420 (RFUCCT1Y + 1.758%, Cap 10.583%, Floor 1.758%) 7.116%, 9/1/39(1)	963	992
Pool #2B5891 (RFUCCT1Y + 1.640%, Cap 7.897%, Floor 1.640%) 6.075%, 2/1/47(1)	2,040	2,106
Pool #840337 (RFUCCT1Y + 1.582%, Cap 7.676%, Floor 1.582%) 7.406%, 7/1/46(1)	721	746
Pool #840617 (U.S. Treasury Yield Curve CMT 1 year + 2.071%, Cap 7.719%, Floor 2.071%) 7.045%, 7/1/47(1)	1,345	1,399
Pool #841083 (RFUCCT1Y + 1.644%, Cap 7.835%, Floor 1.644%) 5.386%, 5/1/49(1)	5,980	6,140
Pool #841345 (RFUCCT1Y + 1.624%, Cap 7.696%, Floor 1.624%) 6.943%, 1/1/47(1)	1,490	1,540
Pool #848736 (RFUCCT1Y + 1.750%, Cap 9.566%, Floor 1.750%) 6.364%, 5/1/35(1)	3,678	3,804
	Par Value	Value
Agency—continued
Pool #848744 (RFUCCT1Y + 1.789%, Cap 9.105%, Floor 1.789%) 6.618%, 5/1/34(1)	$ 1,982	$ 2,050
Pool #848747 (RFUCCT1Y + 1.864%, Cap 10.002%, Floor 1.864%) 7.077%, 7/1/36(1)	2,007	2,083
Pool #848796 (RFUCCT1Y + 1.805%, Cap 9.839%, Floor 1.805%) 6.614%, 5/1/37(1)	3,746	3,884
Pool #E09000 3.000%, 6/1/27	397	391
Pool #J13437 3.500%, 11/1/25	681	676
Pool #J36146 2.500%, 1/1/27	317	311
Federal National Mortgage Association
2015-M11, A2 2.944%, 4/25/25(1)	2,716	2,689
2015-M14, FA (SOFR30A + 0.734%, Cap N/A, Floor 0.620%) 6.064%, 10/25/25(1)	5,819	5,820
2015-M2, A3 3.124%, 12/25/24(1)	982	977
Pool #462410 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.621%, Floor 2.375%) 7.015%, 9/1/37(1)	590	584
Pool #AB1006 4.500%, 5/1/25	41	41
Pool #AD0064 (RFUCCT6M + 1.549%, Cap 10.949%, Floor 1.549%) 7.211%, 1/1/35(1)	747	759
Pool #AE0544 (RFUCCT1Y + 1.741%, Cap 8.073%, Floor 1.741%) 6.202%, 11/1/40(1)	1,527	1,581
Pool #AJ6967 3.000%, 11/1/26	283	279
Pool #AL0270 (RFUCCT1Y + 1.688%, Cap 10.558%, Floor 1.688%) 6.594%, 8/1/38(1)	471	479
Pool #AL0323 (RFUCCT1Y + 1.819%, Cap 8.275%, Floor 1.819%) 7.379%, 6/1/41(1)	878	910
Pool #AL0960 (RFUCCT1Y + 1.681%, Cap 9.725%, Floor 1.681%) 6.734%, 7/1/37(1)	2,076	2,148
Pool #AL1886 (RFUCCT1Y + 1.752%, Cap 8.455%, Floor 1.752%) 6.937%, 6/1/42(1)	254	263
Pool #AL2202 (RFUCCT1Y + 1.686%, Cap 9.432%, Floor 1.686%) 6.680%, 6/1/36(1)	804	832
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 7.336%, 9/1/37(1)	689	700
Pool #AL3765 3.000%, 3/1/28	534	524
Pool #AL3794 3.000%, 6/1/28	1,095	1,075
Pool #AL3803 3.000%, 6/1/28	1,100	1,082
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AL6516 (RFUCCT1Y + 1.751%, Cap 8.707%, Floor 1.751%) 6.522%, 4/1/40(1)	$ 1,370	$ 1,417
Pool #AL7477 (RFUCCT1Y + 1.796%, Cap 8.602%, Floor 1.796%) 6.768%, 12/1/40(1)	1,073	1,113
Pool #AL7812 (RFUCCT1Y + 1.729%, Cap 8.368%, Floor 1.729%) 6.706%, 11/1/40(1)	2,581	2,676
Pool #AL8796 (RFUCCT1Y + 1.834%, Cap 8.485%, Floor 1.834%) 7.144%, 9/1/41(1)	3,021	3,137
Pool #AL8827 3.000%, 2/1/29	278	274
Pool #AL8872 (RFUCCT1Y + 1.801%, Cap 8.328%, Floor 1.801%) 6.579%, 7/1/42(1)	3,890	4,016
Pool #AN0029 3.100%, 9/1/25	450	444
Pool #AN0571 3.100%, 1/1/26	3,190	3,141
Pool #AO3261 3.000%, 10/1/27	1,824	1,793
Pool #AP2717 2.500%, 10/1/27	394	385
Pool #BE3734 (RFUCCT1Y + 1.620%, Cap 7.866%, Floor 1.620%) 7.425%, 7/1/47(1)	1,313	1,356
Pool #BL6487 (SOFR30A + 0.874%, Cap 98.510%, Floor 0.760%) 6.221%, 4/1/30(1)	10,000	10,022
Pool #BM1022 2.500%, 1/1/27	439	431
Pool #BM1805 (RFUCCT1Y + 1.605%, Cap 7.804%, Floor 1.605%) 4.725%, 9/1/47(1)	3,050	3,121
Pool #BM3981 (RFUCCT1Y + 1.752%, Cap 8.641%, Floor 1.752%) 7.080%, 2/1/42(1)	689	713
Pool #BM4556 (RFUCCT1Y + 1.595%, Cap 8.536%, Floor 1.595%) 7.455%, 10/1/48(1)	1,923	1,988
Pool #BM4557 (RFUCCT1Y + 1.766%, Cap 7.889%, Floor 1.769%) 6.582%, 5/1/45(1)	1,727	1,786
Pool #BM6134 (RFUCCT1Y + 1.587%, Cap 7.463%, Floor 1.587%) 6.271%, 9/1/47(1)	6,161	6,401
Pool #BM6855 (RFUCCT1Y + 1.618%, Cap 7.573%, Floor 1.618%) 2.729%, 6/1/50(1)	7,203	6,968
Pool #BM7024 (RFUCCT1Y + 1.706%, Cap 8.703%, Floor 1.706%) 6.568%, 6/1/49(1)	473	487
Pool #BM7025 (RFUCCT1Y + 1.704%, Cap 8.775%, Floor 1.704%) 6.490%, 5/1/42(1)	6,378	6,602
Pool #BM7189 2.915%, 10/1/25(1)	1,901	1,877
Pool #BM7473 (SOFR30A + 2.252%, Cap 10.739%, Floor 2.252%) 5.772%, 3/1/54(1)	7,492	7,595
	Par Value	Value
Agency—continued
Pool #BW7240 (SOFR30A + 2.120%, Cap 8.872%, Floor 2.120%) 3.872%, 10/1/52(1)	$ 7,033	$ 6,937
Pool #BX2888 (SOFR30A + 2.110%, Cap 10.203%, Floor 2.110%) 5.203%, 12/1/52(1)	3,487	3,520
Pool #CA1310 3.000%, 10/1/27	543	534
Pool #CB8382 (SOFR30A + 2.329%, Cap 10.191%, Floor 2.329%) 5.191%, 4/1/54(1)	11,784	11,809
Pool #DB0740 (SOFR30A + 2.340%, Cap 10.478%, Floor 2.340%) 5.478%, 4/1/54(1)	2,107	2,129
Pool #FM6371 4.500%, 1/1/27	111	111
Pool #MA2589 3.000%, 4/1/26	194	192
Pool #MA2899 2.500%, 2/1/27	369	362
Pool #MA2924 2.500%, 3/1/27	362	354
Pool #MA3286 3.000%, 2/1/28	531	522
Pool #MA3395 3.500%, 6/1/28	509	503
Federal National Mortgage Association REMIC
2005-103, FC (SOFR30A + 0.614%, Cap 7.500%, Floor 0.500%) 5.895%, 7/25/35(1)	6,762	6,741
2005-17, FA (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 5.695%, 3/25/35(1)	3,107	3,077
2005-74, NA (SOFR30A + 0.534%, Cap 6.500%, Floor 0.420%) 5.815%, 5/25/35(1)	5,799	5,782
2009-66, FP (SOFR30A + 1.014%, Cap 7.000%, Floor 0.900%) 6.295%, 9/25/39(1)	3,585	3,616
2011-62, LF (SOFR30A + 0.514%, Cap 7.000%, Floor 0.400%) 5.795%, 1/25/32(1)	3,607	3,591
2013-125, CA 3.000%, 5/25/32	463	458
2013-129, KB 3.000%, 1/25/29	924	909
2016-36, BA 3.500%, 3/25/43	875	866
2016-67, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.795%, 9/25/46(1)	3,401	3,376
2017-33, LF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.795%, 5/25/39(1)	12,426	12,311
2018-92, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.795%, 5/25/33(1)	3,617	3,596
2018-96, FC (SOFR30A + 0.564%, Cap 6.500%, Floor 0.450%) 5.845%, 10/25/35(1)	3,706	3,689

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value
Agency—continued
2019-13, FG (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.795%, 4/25/49(1)	$ 6,341	$ 6,281
2021-97, B 3.000%, 5/25/33	1,008	990
FRESB Mortgage Trust
2016-SB13, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 6.161%, 1/25/36(1)	5,208	5,183
2018-SB49, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 6.161%, 4/25/38(1)	7,469	7,333
2019-SB66, A7H 2.390%, 6/25/39(1)	1,257	1,200
2020-SB76, A5H 1.030%, 4/25/40(1)	7,636	7,406
Government National Mortgage Association
2009-88, FA (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 5.961%, 10/16/39(1)	3,352	3,370
Pool #783018 5.200%, 10/15/29	363	367
Small Business Administration
Pool #510032 (PRIME minus 2.650%) 5.850%, 6/25/34(1)	849	842
Pool #510076 (PRIME minus 2.650%) 5.850%, 5/25/27(1)	768	767
Pool #510083 (PRIME minus 2.650%) 5.850%, 9/25/27(1)	113	113
Pool #510219 (PRIME minus 2.650%) 5.850%, 11/25/28(1)	753	750
Pool #510228 (PRIME minus 2.500%) 6.000%, 7/25/28(1)	222	223
Pool #510241 (PRIME minus 2.600%) 5.900%, 10/25/27(1)	639	637
Pool #510254 (PRIME minus 2.600%) 5.900%, 5/25/28(1)	1,688	1,687
Pool #510256 (PRIME minus 2.600%) 5.900%, 12/25/28(1)	2,205	2,204
Pool #510273 (PRIME minus 2.500%) 6.000%, 11/25/28(1)	1,723	1,728
Pool #530241 (PRIME minus 2.500%) 6.000%, 10/25/32(1)	3,113	3,095
Pool #530251 (PRIME minus 2.375%) 6.125%, 4/25/32(1)	4,938	4,909
Total Mortgage-Backed Securities (Identified Cost $301,821)		302,857

Total Long-Term Investments—91.0% (Identified Cost $301,821)		302,857

	Par Value	Value

Short-Term Investments—6.3%
U.S. Government Securities—6.3%
U.S. Treasury Bills
0.000%, 10/29/24(2)	$ 1,000	$ 996
0.000%, 10/31/24(2)	10,000	9,961
0.000%, 11/12/24(2)	10,000	9,946
Total Short-Term Investments (Identified Cost $20,898)		20,903

TOTAL INVESTMENTS—97.3% (Identified Cost $322,719)		$323,760
Other assets and liabilities, net—2.7%		8,946
NET ASSETS—100.0%		$332,706

Abbreviations:
CMT	Constant Maturity Treasury
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$20,903	$20,903
Mortgage-Backed Securities	302,857	302,857
Total Investments	$323,760	$323,760
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.